Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases
Note 13: Leases

The Bank enters into operating lease agreements either as the lessee or the lessor, mostly for office and parking spaces as well as for small office equipment. The terms of the existing leases, including renewal options that are reasonably certain to be exercised, extend up to the year 2035. Certain lease payments will be adjusted during the related lease's term based on movements in the relevant consumer price index.

	Year ended
	December 31, 2021	December 31, 2020
Lease costs
Operating lease costs	8,248	7,932
Short-term lease costs	1,407	1,500
Sublease income	(1,359)	(1,205)
Total net lease cost	8,296	8,227
Operating lease income	1,243	940
Other information for the period
Right-of-use assets related to new operating lease liabilities	1,575	323
Operating cash flows from operating leases	8,402	8,330

	Year ended
Other information at end of period	December 31, 2021	December 31, 2020
Operating leases right-of-use assets (included in other assets on the balance sheets)	39,525	46,244
Operating lease liabilities (included in other liabilities on the balance sheets)	38,789	44,940
Weighted average remaining lease term for operating leases (in years)	9.81	10.14
Weighted average discount rate for operating leases	5.25%	5.25%

The following table summarizes the maturity analysis of the Bank's commitments for long-term leases as at December 31, 2021:
Year ending December 31	Operating Leases
2022	8,066
2023	6,895
2024	6,240
2025	3,957
2026	2,998
2027 & thereafter	21,754
Total commitments	49,910
Less: effect of discounting cash flows to their present value	(11,121)
Operating lease liabilities	38,789

Leases
Note 13: Leases

The Bank enters into operating lease agreements either as the lessee or the lessor, mostly for office and parking spaces as well as for small office equipment. The terms of the existing leases, including renewal options that are reasonably certain to be exercised, extend up to the year 2035. Certain lease payments will be adjusted during the related lease's term based on movements in the relevant consumer price index.

	Year ended
	December 31, 2021	December 31, 2020
Lease costs
Operating lease costs	8,248	7,932
Short-term lease costs	1,407	1,500
Sublease income	(1,359)	(1,205)
Total net lease cost	8,296	8,227
Operating lease income	1,243	940
Other information for the period
Right-of-use assets related to new operating lease liabilities	1,575	323
Operating cash flows from operating leases	8,402	8,330

	Year ended
Other information at end of period	December 31, 2021	December 31, 2020
Operating leases right-of-use assets (included in other assets on the balance sheets)	39,525	46,244
Operating lease liabilities (included in other liabilities on the balance sheets)	38,789	44,940
Weighted average remaining lease term for operating leases (in years)	9.81	10.14
Weighted average discount rate for operating leases	5.25%	5.25%

The following table summarizes the maturity analysis of the Bank's commitments for long-term leases as at December 31, 2021:
Year ending December 31	Operating Leases
2022	8,066
2023	6,895
2024	6,240
2025	3,957
2026	2,998
2027 & thereafter	21,754
Total commitments	49,910
Less: effect of discounting cash flows to their present value	(11,121)
Operating lease liabilities	38,789